OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31, 2025	December 31, 2024

Accrued expenses	506	508
Employees’ salaries and related liabilities	429	414
Related parties	384	421
Other	30	21
Total	1,349	1,364